UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

Registrant's telephone number, including area code: (913) 384-1513

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.

Name of Fund:	Buffalo High Yield
Period:	July 1, 2005 - June 30, 2006

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

AT&T INC.	4/28/2006	52,410	00206R102	T

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		WILLIAM F. ALDINGER III
For		GILBERT F. AMELIO
For		AUGUST A. BUSCH III
For		MARTIN K. EBY, JR.
For		JAMES A. HENDERSON
For		CHARLES F. KNIGHT
For		JON C. MADONNA
For		LYNN M. MARTIN
For		JOHN B. MCCOY
For		MARY S. METZ
For		TONI REMBE
For		S. DONLEY RITCHEY
For		JOYCE M. ROCHE
For		RANDALL L. STEPHENSON
For		LAURA D'ANDREA TYSON
For		PATRICIA P. UPTON
For		EDWARD E. WHITACRE, JR.

For	For	2. APPROVE APPOINTMENT OF INDEPENDENT AUDITORS		Issuer
For	For	3. APPROVE 2006 INCENTIVE PLAN		Issuer
For	For	4. APPROVE AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION		Issuer
Against	Against	5. STOCKHOLDER PROPOSAL A		Security Holder
Against	Against	6. STOCKHOLDER PROPOSAL B		Security Holder
Against	Against	7. STOCKHOLDER PROPOSAL C		Security Holder
Against	Against	8. STOCKHOLDER PROPOSAL D		Security Holder
Against	Against	9. STOCKHOLDER PROPOSAL E		Security Holder
Against	Against	10. STOCKHOLDER PROPOSAL F		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

COCA-COLA CO.	4/19/2006	61,000	191216100	KO

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		HERBERT A. ALLEN
For		RONALD W. ALLEN
For		CATHLEEN P. BLACK
Withheld		BARRY DILLER
For		E. NEVILLE ISDELL
For		DONALD R. KEOUGH
For		DONALD F. MCHENRY
For		SAM NUNN
For		JAMES D. ROBINSON III
For		PETER V. UEBERROTH
For		JAMES B. WILLIAMS

For	For	2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS		Issuer
Against	For	3. APPROVAL OF AN AMENDMENT TO THE 1989 RESTRICTED STOCK AWARD PLAN OF THE COCA-COLA COMPANY		Issuer
For	Against	4. SHAREOWNER PROPOSAL REGARDING CHARITABLE CONTRIBUTIONS		Security Holder
Against	Against	5. SHAREOWNER PROPOSAL THAT COMPANY REPORT ON IMPLEMENTATION OF BEVERAGE CONTAINER RECYCLING STRATEGY		Security Holder
For	Against	6. SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK		Security Holder
Against	Against	7. SHAREOWNER PROPOSAL REGARDING ENVIRONMENTAL IMPACTS OF OPERATIONS IN INDIA		Security Holder
Against	Against	8. SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT DELEGATION OF INQUIRY TO COLOMBIA		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

CONAGRA FOODS, INC.	9/22/2005	110,360	205887102	CAG

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		HOWARD G. BUFFETT
For		JOHN T. CHAIN, JR.
For		RONALD W. ROSKENS
For		KENNETH E. STINSON

For	For	2. MANAGEMENT PROPOSAL - DECLASSIFY BOARD OF DIRECTORS		Issuer
For	For	3. MANAGEMENT PROPOSAL - REPEAL SUPERMAJORITY VOTING PROVISIONS OF ARTICLE XIV OF THE CERTIFICATE OF INCORPORATION		Issuer
For	For	4. MANAGEMENT PROPOSAL - REPEAL SUPERMAJORITY VOTING PROVISIONS OF ARTICLE XV OF THE CERTIFICATE OF INCORPORATION		Issuer
For	For	5. RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS		Issuer
Against	Against	6. STOCKHOLDER PROPOSAL - ANIMAL WELFARE		Security Holder
Against	Against	7. STOCKHOLDER PROPOSAL - GENETICALLY ENGINEERED PRODUCTS		Security Holder
Against	Against	8. STOCKHOLDER PROPOSAL - SUSPENSION OF STOCK GRANTS FOR DIRECTORS AND SENIOR EXECUTIVE OFFICERS		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

SPRINT CORP.	7/13/2005	102,750	852061100	FON

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	6. Director		Issuer

For		GORDON M. BETHUNE
For		DR. E. LINN DRAPER, JR.
For		JAMES H. HANCE, JR.
For		DEBORAH A. HENRETTA
For		IRVINE O. HOCKADAY, JR.
For		LINDA KOCH LORIMER
For		GERALD L. STORCH
For		WILLIAM H. SWANSON

For	For	1. AMENDMENT TO SPRINT'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF SPRINT SERIES 1 COMMON STOCK		Issuer
For	For
2. AMENDMENT TO SPRINT'S ARTICLES OF INCORPORATION TO CREATE THE CLASS OF NON-VOTING COMMON STOCK AND CREATE THE NINTH SERIES PREFERRED STOCK AND ADD A PROVISION STATING THAT STOCKHOLDER APPROVAL IS NOT REQUIRED FOR THE ACQUISITION BY SPRINT NEXTEL OF NON-VOTING COMMON STOCK OR THE NINTH SERIES PREFERRED STOCK FROM A HOLDER OF THAT STOCK
Issuer
For	For	3. ADOPTION OF THE SPRINT NEXTEL AMENDED AND RESTATED ARTICLES OF INCORPORATION		Issuer
For	For	4. ISSUANCE OF SPRINT NEXTEL SERIES 1 COMMON STOCK, NON-VOTING COMMON STOCK AND THE NINTH SERIES PREFERRED STOCK IN THE MERGER		Issuer
For	For	5. POSSIBLE ADJOURNMENT OF THE SPRINT ANNUAL MEETING		Issuer
For	For	7. TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS OF SPRINT FOR 2005		Issuer
For	Against	8. STOCKHOLDER PROPOSAL CONCERNING SENIOR EXECUTIVE RETIREMENT BENEFITS		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

VERIZON COMMUNICATIONS INC.	5/4/2006	38,500	92343V104	VZ

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		J.R. BARKER
For		R.L. CARRION
For		R.W. LANE
For		S.O. MOOSE
For		J. NEUBAUER
For		D.T. NICOLAISEN
For		T.H. O'BRIEN
For		C. OTIS, JR
For		H.B. PRICE
For		I.G. SEIDENBERG
For		W.V. SHIPLEY
For		J.R. STAFFORD
For		R.D. STOREY

For	For	2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED ACCOUNTING FIRM		Issuer
For	Against	3. CUMULATIVE VOTING		Security Holder
For	Against	4. MAJORITY VOTE REQUIRED FOR ELECTION OF DIRECTORS		Security Holder
For	Against	5. COMPOSITION OF BOARD OF DIRECTORS		Security Holder
For	Against	6. DIRECTORS ON COMMON BOARDS		Security Holder
For	Against	7. SEPARATE CHAIRMAN AND CEO		Security Holder
For	Against	8. PERFORMANCE-BASED EQUITY COMPENSATION		Security Holder
Against	Against	9. DISCLOSURE OF POLITICAL CONTRIBUTIONS		Security Holder

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

W.P. STEWART & CO., LTD.	5/10/2006	56,300	G84922106	WPL

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
	For	1. Director		Issuer

For		William P. Stewart
For		John C. Russell
For		Henry B. Smith
For		Dominik M.F. Brunner
For		Angus S. King
For		Jeremy W. Sillem
For		Heinrich Spangler
For		Jan J. Spiering
For		Richard D. Spurling

For	For	2. Establish the Size of the Board of Directors at 12 and Authorize Appointment of New Directors.		Issuer
For	For	3. Re-Appointment of Independent Auditors and Authorization to Fix Remuneration		Issuer
For	For	4. Re-Appointment of Independent Auditors and Authorization to Fix Remuneration		Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo High Yield Fund, Inc.

By (Signature and Title)* /s/ Kent W. Gasaway
                                                   Kent W. Gasaway, President and Treasurer

Date                8/7/06
* Print the name and title of each signing officer under his or her signature.